SCOPE OF CONSOLIDATION - Investment in Associates and Joint Arrangements (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Basis Of Consolidation [Abstract]
Joint ventures	$ 2,586,000,000	$ 1,011,000,000
Associates	2,859,000,000	2,871,000,000
Individually immaterial joint ventures and associates	1,084,000,000	1,024,000,000
Total	$ 6,529,000,000	$ 4,906,000,000
Threshold aggregate of individually immaterial joint ventures and associates	20.00%	20.00%
Threshold carrying amount of individually immaterial joint ventures and associates	$ 100,000,000	$ 100,000,000